CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
Operations and maintenance expenses	7,320,000	26,294,000	14,113,000	33,612,000	28,909,000
Depletion, depreciation, amortization and accretion	2,627,000	2,724,000	5,254,000	4,101,000	10,509,000
General and administrative expenses	1,714,000	33,217,000	2,948,000	183,665,000	6,085,000
Total operating expenses	11,661,000	62,235,000	22,315,000	221,378,000	45,503,000
Loss from operations	(11,661,000)	(62,235,000)	(22,315,000)	(221,378,000)	(45,503,000)
Other (income) expenses:
Change in fair value of warrant liabilities	0	81,178,000	0	79,415,000	0
Other (income) expense	128,000	(2,301,000)	(7,000)	(2,800,000)	(2,000)
Interest expense	0	19,175,000	0	28,976,000	0
Total other (income) expense, net	128,000	98,052,000	(7,000)	105,591,000	(2,000)
Loss before income taxes	(11,789,000)	(160,287,000)	(22,308,000)	(326,969,000)	(45,501,000)
Income tax expense	0	5,149,000	0	18,572,000	0
Net loss	$ (11,789,000)	$ (165,436,000)	$ (22,308,000)	$ (345,541,000)	$ (45,501,000)
Basic and diluted net loss per Common Stock
Weighted average Common Stock outstanding, basic (in shares)		60,166,269		60,166,269
Weighted average Common Stock outstanding, diluted (in shares)		60,166,269		60,166,269
Basic net loss per Common Stock (in dollars per share)		$ (2.75)		$ (5.74)
Diluted net loss per Common Stock (in dollars per share)		$ (2.75)		$ (5.74)
Flame Acquisition Corp [Member]
Operating Expenses
Operating costs						$ 4,918,801	$ 6,150,199
Loss from operations						(4,918,801)	(6,150,199)
Other (income) expenses:
Interest income from Trust Account						4,415,456	3,989,061
Change in fair value of convertible promissory notes – related parties						(3,698,394)	(170,741)
Change in fair value of warrant liabilities						27,064,500	498,000
Total other (income) expense, net						(26,347,438)	4,316,320
Loss before income taxes						(31,266,239)	(1,833,879)
Income tax expense						(914,318)	(757,069)
Net loss						$ (32,180,557)	$ (2,590,948)
Redeemable Class A Common Stock [Member] | Flame Acquisition Corp [Member]
Basic and diluted net loss per Common Stock
Weighted average Common Stock outstanding, basic (in shares)						10,870,337	28,750,000
Weighted average Common Stock outstanding, diluted (in shares)						10,870,337	28,750,000
Basic net loss per Common Stock (in dollars per share)						$ (1.78)	$ (0.07)
Diluted net loss per Common Stock (in dollars per share)						$ (1.78)	$ (0.07)
Non Redeemable Class A And Class B Common Stock [Member] | Flame Acquisition Corp [Member]
Basic and diluted net loss per Common Stock
Weighted average Common Stock outstanding, basic (in shares)						7,187,500	7,187,500
Weighted average Common Stock outstanding, diluted (in shares)						7,187,500	7,187,500
Basic net loss per Common Stock (in dollars per share)						$ (1.78)	$ (0.07)
Diluted net loss per Common Stock (in dollars per share)						$ (1.78)	$ (0.07)